Contingencies and Commitments (Details) - Schedule of future minimum annual lease payments $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future minimum annual lease payments [Abstract]
2022	$ 1,910
2023	1,562
2024	845
2025	337
2026	152
Thereafter	286
Total	$ 5,092